Borrowings (Details) - CNY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Borrowings
Borrowings, interest rate	3.00%		3.00%
Borrowing facilities (in Yuan Renminbi)	¥ 98.0	¥ 98.0
Borrowings amount (in Yuan Renminbi)			¥ 519.1
Borrowings comprised (in Yuan Renminbi)			¥ 54.4
Within 1 year [Member] | Bottom of range [member]
Borrowings
Borrowings, interest rate	3.00%		3.00%
Within 1 year [Member] | Top of range [member]
Borrowings
Borrowings, interest rate	6.50%		6.50%